Acquisitions and License Agreements - Schedule of Pro Forma Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013 Fiscal 2013 Acquisitions	Sep. 28, 2012 Fiscal 2013 Acquisitions	Sep. 28, 2012 Fiscal 2012 Acquisitions	Sep. 30, 2011 Fiscal 2012 Acquisitions
Net sales	$ 10,235	$ 9,851	$ 9,958	$ 9,778
Income from continuing operations	1,581	1,628	1,627	1,527
Net income	$ 1,681	$ 1,896	$ 1,896	$ 1,815
Basic earnings per share:
Income from continuing operations, Basic (in usd per share)	$ 3.39	$ 3.38	$ 3.38	$ 3.10
Net income, Basic (in usd per share)	$ 3.60	$ 3.94	$ 3.94	$ 3.68
Diluted earnings per share:
Income from continuing operations, Diluted (in usd per share)	$ 3.36	$ 3.35	$ 3.35	$ 3.07
Net Income, Diluted (in usd per share)	$ 3.57	$ 3.90	$ 3.90	$ 3.65